Risk Assurance Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Guarantor Obligations [Line Items]
Maximum potential undiscounted future payment under risk assurance obligation	¥ 16,506,729,778	¥ 31,335,737,264	$ 2,393,250,852
Minimum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	12 months	12 months
Maximum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	60 months	60 months